Management of Financial Risk	12 Months Ended
Dec. 31, 2021
Management of Financial Risk
Management Of Financial Risk
5.	Management of Financial Risk

The Company has classified its financial instruments under IFRS 9 Financial Instruments (“IFRS 9”) as follows:

IFRS 9
Financial Assets
	Cash	Fair value through profit or loss (“FVTPL”)
	Marketable securities	FVTPL
	Receivables	Amortized cost

Financial Liability
	Accounts payable and accrued liabilities	Amortized cost
	Deferred royalty liability	Amortized cost
	Lease liability	Amortized cost

The fair values of the Company’s receivables and accounts payable and accrued liabilities approximate their carrying values due to the short terms to maturity. Cash and certain marketable securities are measured at fair values using Level 1 inputs. Other marketable securities are measured using Level 3 of the fair value hierarchy. Deferred royalty and lease liabilities are measured using Level 2 inputs.

The Company is exposed in varying degrees to a variety of financial instrument related risks, including credit risk, liquidity risk and market risk which includes foreign currency risk, interest rate risk and other price risk. The types of risk exposure and the way in which such exposure is managed are provided as follows.

(a)	Credit risk:

Credit risk is the risk of potential loss to the Company if the counterparty to a financial instrument fails to meet its contractual obligations.

The Company’s credit risk is primarily attributable to its liquid financial assets including cash. The Company limits exposure to credit risk on liquid financial assets through maintaining its cash with high-credit quality Canadian financial institutions.

To reduce credit risk, the Company regularly reviews the collectability of its amounts receivable, which may include amounts receivable from certain related parties, and records an expected credit loss based on its best estimate of potentially uncollectible amounts. Management believes that the credit risk with respect to these financial instruments is remote.

The financial instruments that potentially subject the Company to credit risk comprise investments, cash and cash equivalents and certain amounts receivable, the carrying value of which represents the Company’s maximum exposure to credit risk.

(b)	Liquidity risk (Note 1):

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due.

The Company ensures that there is sufficient capital in order to meet short-term business requirements, after taking into account the Company’s holdings of cash and its ability to raise equity financings. As at December 31, 2021, the Company had a working capital (current assets less current liabilities) of $2.6 million (2020 – $7.3 million). The Company has sufficient funding to meet its short-term liabilities and administrative overhead costs, and to maintain its mineral property interests in 2022.

The following schedule provides the contractual obligations related to the deferred royalty and lease liability payments (Notes 10(b) and (c)) as at December 31, 2021 and 2020:

	Payments due by Period (CAD$000)					Payments due by Period (US$000)
		Less than			After		Less than			After
	Total	1 year	1-3 years	3-5 years	5 years	Total	1 year	1-3 years	3-5 years	5 years

Basic office lease	$28	$28	$-	$-	$-	$-	$-	$-	$-	$-

Advance royalty payments	-	-	-	-	-	250	35	105	105	5

Total, December 31, 2021	$28	$28	$-	$-	$-	$250	$35	$105	$105	$5

Basic office lease	$76	$48	$28	$-	$-	$-	$-	$-	$-	$-

Advance royalty payments	-	-	-	-	-	285	35	105	105	40

Total, December 31, 2020	$76	$48	$28	$-	$-	$285	$35	$105	$105	$40

Accounts payable and accrued liabilities are due in less than 90 days.
(c)	Market risk:

The significant market risk exposures to which the Company is exposed are foreign currency risk, interest rate risk and other price risk.

(i) Foreign currency risk:

Certain of the Company’s mineral property interests and operations are in Canada.  Most of its operating expenses are incurred in Canadian dollars.  Fluctuations in the Canadian dollar would affect the Company’s consolidated statements of comprehensive loss as its functional currency is the Canadian dollar, and fluctuations in the U.S. dollar would impact its cumulative translation adjustment as its consolidated financial statements are presented in U.S. dollars.

The Company is exposed to currency risk for its U.S. dollar equivalent of assets and liabilities denominated in currencies other than U.S. dollars as follows:

	Stated in U.S. Dollars
	(Held in Canadian Dollars)
	2021	2020

Cash	$1,701	$5,622
Marketable securities	1,300	1,323
Receivables	1	87
Accounts payable and accrued liabilities	(800)	(308)
Lease liability	(21)	(51)

Net financial assets (liabilities), December 31	$2,181	$6,673

Based upon the above net exposure as at December 31, 2021 and assuming all other variables remain constant, a 10% (2020 - 15%) depreciation or appreciation of the U.S. dollar relative to the Canadian dollar could result in a decrease (increase) of approximately $218,000 (2020 - $1.0 million) in the cumulative translation adjustment in the Company’s shareholders’ equity.

The Company has not entered into any agreements or purchased any instruments to hedge possible currency risks at this time.

(ii)	Interest rate risk:

In respect of financial assets, the Company’s policy is to invest excess cash at floating rates of interest in cash equivalents, in order to maintain liquidity, while achieving a satisfactory return. Fluctuations in interest rates impact on the value of cash equivalents. The Company’s investments in guaranteed investment certificates bear a fixed rate and are cashable at any time prior to maturity date. Interest rate risk is not significant to the Company as it has no cash equivalents and no interest bearing debt at period-end.

(iii)	Other price risk:

Other price risk is the risk that the value of a financial instrument will fluctuate as a result of changes in market prices.

The Company’s other price risk includes equity price risk, whereby investment in marketable securities are held for trading financial assets with fluctuations in quoted market prices recorded at FVTPL.  There is no separately quoted market value for the Company’s investments in the shares of certain strategic investments.

As certain of the Company’s marketable securities are carried at market value and are directly affected by fluctuations in value of the underlying securities, the Company considers its financial performance and cash flows could be materially affected by such changes in the future value of the Company’s marketable securities.  Based upon the net exposure as at December 31, 2021 and assuming all other variables remain constant, a net increase or decrease of 75% (2020 - 80%) in the market prices of the underlying securities would increase or decrease respectively net (loss) income by $975,000 (2020 - $1.1 million).